NORTHERN LIGHTS FUND TRUST

April 30, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Altegris/AACA Opportunistic Real Estate Fund

Altegris/Crabel Multi- Strategy Fund

Biondo Focus Fund

BTS Managed Income Fund

BTS Tactical Fixed Income Fund

TransWestern Institutional Short Duration Government Bond Fund

Post-Effective Amendment No. 1455, 1456, 1457, 1458, 1459 and 1460 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Altegris/AACA Opportunistic Real Estate Fund, Altegris/Crabel Multi- Strategy Fund, Biondo Focus Fund, BTS Managed Income Fund, BTS Tactical Fixed Income Fund and TransWestern Institutional Short Duration Government Bond Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Altegris/AACA Opportunistic Real Estate Fund	1459	0001580642-24-002289	April 25, 2024
Altegris/Crabel Multi- Strategy Fund	1460	0001580642-24-002290	April 25, 2024
Biondo Focus Fund	1455	0001580642-24-002240	April 23, 2024
BTS Managed Income Fund	1456	0001580642-24-002265	April 24, 2024
BTS Tactical Fixed Income Fund	1457	0001580642-24-002266	April 24, 2024
TransWestern Institutional Short Duration Government Bond Fund	1458	0001580642-24-002267	April 24, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary